BASIC AND DILUTED LOSS PER SHARE (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Loss
Loss attributable to common shareholders	$ 31,542	$ 63,872
Weighted average number of common shares outstanding	521,459	473,668